Information on how numbers were calculated (Details 1) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SummaryOfInformationOnHowNumbersWereCalculatedLineItems [Line Items]
General and administrative expenses	€ 12,501,048	€ 12,786,869	€ 5,138,498
Personnel expenses
SummaryOfInformationOnHowNumbersWereCalculatedLineItems [Line Items]
General and administrative expenses	7,534,073	9,146,955	2,948,229
Share-based Compensation
SummaryOfInformationOnHowNumbersWereCalculatedLineItems [Line Items]
General and administrative expenses	4,251,227	6,828,457	1,479,398
Legal and consulting fees
SummaryOfInformationOnHowNumbersWereCalculatedLineItems [Line Items]
General and administrative expenses	2,199,640	2,020,447	1,478,210
Other expenses
SummaryOfInformationOnHowNumbersWereCalculatedLineItems [Line Items]
General and administrative expenses	€ 2,767,335	€ 1,619,467	€ 712,059